Shareholder Report, Average Annual Return (Details)	10 Months Ended	11 Months Ended	12 Months Ended	15 Months Ended	17 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
VistaShares Target 15 ACKtivist Distribution ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		1.16%
VistaShares Target 15 Berkshire Select Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			8.91%		11.38%
VistaShares Target 15 DRUKMacro Distribution ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%
VistaShares Target 15 USA Quality Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			4.56%	6.34%
S&P 500® Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	16.50%	19.56%	27.10%	21.71%